Debt - Debt Maturity (Details) $ in Millions	Jun. 30, 2020 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2021	$ 420
2022	786
2023	1,730
2024	1,430
2025	1,894
2026	495
Total debt principal	$ 6,755